ACQUISITION OF TARUS (Tables)	3 Months Ended
Jun. 30, 2023
Acquisition Of Tarus
Schedule of fair value of assets acquired and liabilities assumed

Assets:	(In thousands)
Identifiable intangible assets	$28,200
Goodwill	538
Total assets	$28,738
Consideration:
Fair value of shares issued	$17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$28,738

Schedule of Pro forma Information

(In thousands)	Three Months Ended June 30, 2022
Loss from operations	$(3,788)
Loss before provision for income taxes	$(3,893)
Net loss	$(1,341)
Total comprehensive loss for period	$(1,341)
Loss per share	$(0.09)